ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Warrant activities (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price Outstanding Per Share	$ 0.01
Issued		$ 0.01
Exercised		0.01
Weighted Average Exercise Price Outstanding Per Share	$ 0.01	$ 0.01
Weighted average remaining period, outstanding	4 years 11 months 15 days	5 years 5 months 15 days
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding	8,814,102	2,591,112
Issued		8,814,102
Exercised		(2,591,112)
Warrants Outstanding	8,814,102	8,814,102	2,591,112
Weighted Average Exercise Price Outstanding Per Share	$ 6.24	$ 1.25
Issued		6.24
Exercised		1.25
Weighted Average Exercise Price Outstanding Per Share	$ 6.24	$ 6.24	$ 1.25
Weighted average remaining period, outstanding	4 years 11 months 15 days	5 years 5 months 15 days	5 years 6 months